Condensed Balance Sheets (Parenthetical) - USD ($)	Jun. 30, 2020	Feb. 14, 2020	Dec. 31, 2019
Preferred stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred Stock, Shares Issued
Preferred Stock, Shares Outstanding
EOS ENERGY STORAGE, LLC
Preferred stock liquidation preference	$ 143,135,000		$ 136,816,000
Class A Common Stock
Commonn stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	100,000,000	100,000,000	1,000,000
Common stock, shares, issued	1,075,881
Common stock, shares, outstanding	1,075,881
Redemption, par value
Redemption, shares	17,074,119
Redemption, per share	$ 10.10
Class B Common Stock
Commonn stock par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	25,000,000	25,000,000	25,000,000
Common stock, shares, issued	4,375,000	5,750,000	4,375,000
Common stock, shares, outstanding	4,375,000	5,750,000	4,375,000